Acquisitions, Divestitures and Asset Sales	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Acquisitions, Divestitures and Asset Sales	Acquisitions, Divestitures and Asset Sales
Proposed Oak Street Health Acquisition

On February 7, 2023, the Company entered into a definitive merger agreement to acquire all of the outstanding shares of Oak Street Health, Inc. (“Oak Street Health”) for cash. Under the terms of the merger agreement, Oak Street Health stockholders will receive $39.00 per share in cash. The total value of the transaction is approximately $10.6 billion.

The proposed acquisition was approved by the Board of Directors at each of the respective companies and is subject to approval by a majority of Oak Street Health stockholders, receipt of regulatory approval and satisfaction of other customary closing conditions, including the expiration of the waiting period under the federal Hart-Scott-Rodino Antitrust Improvements Act of 1976. The transaction is expected to close in 2023.

If the merger agreement is terminated under certain specified circumstances and receipt of regulatory approval has not been obtained by such time, the Company will be required to pay Oak Street Health a termination fee of approximately $500 million. If the merger agreement is terminated under other certain specified circumstances, including due to Oak Street Health accepting a superior proposal, Oak Street Health will be required to pay the Company a termination fee of approximately $300 million.
Pending Signify Health Acquisition

On September 2, 2022, the Company entered into a definitive merger agreement to acquire all of the outstanding shares of Signify Health, Inc. (“Signify Health”) for cash. Under the terms of the merger agreement, Signify Health stockholders will receive $30.50 per share in cash. The total value of the transaction is approximately $8 billion.

The pending acquisition was approved by the Board of Directors at each of the respective companies and the Signify Health stockholders and remains subject to receipt of regulatory approval and satisfaction of other customary closing conditions. On October 19, 2022, Signify Health and CVS Health each received a request for additional information (also known as a “second request”) from the U.S. Department of Justice (the “DOJ”) in connection with the review of the transactions contemplated by the merger agreement by the DOJ under the federal Hart-Scott-Rodino Antitrust Improvements Act of 1976. The transaction is expected to close in the second quarter of 2023.

If the merger agreement is terminated under certain specified circumstances and receipt of regulatory approval has not been obtained by such time, the Company will be required to pay Signify Health a termination fee in an amount equal to $380 million. If the merger agreement is terminated under other certain specified circumstances, including due to Signify Health accepting a superior proposal, Signify Health will be required to pay the Company a termination fee in an amount equal to $228 million.

Assets Held For Sale

The Company continually evaluates its portfolio for non-strategic assets. The Company determined that its Omnicare® long-term care business (“LTC business”), which is included within the Pharmacy & Consumer Wellness segment, was no longer a strategic asset and during the third quarter of 2022 committed to a plan to sell the LTC business. As of September 30, 2022, the LTC business met the criteria to be classified as held for sale and the carrying value of the LTC business was determined to be greater than its estimated fair value less costs to sell. Accordingly, the Company recorded a loss on assets held for sale of $2.5 billion during the third quarter of 2022. As of December 31, 2022, the net assets of the LTC business continued to meet the criteria for held-for-sale accounting and during the fourth quarter, an incremental loss on assets held for sale of $12 million was recorded to write down the carrying value of the LTC business to its estimated fair value less costs to sell. The loss on assets held for sale represents the write-down of its customer contracts/relationships intangible assets and was recorded in the Company’s consolidated statement of operations within the Pharmacy & Consumer Wellness segment. The LTC business operating income was not material for the years ended December 31, 2022, 2021 and 2020.

The LTC business met the criteria to be classified as held for sale at December 31, 2022, but did not meet the criteria to be classified as discontinued operations. As a result, the related assets and liabilities were included in separate held-for-sale line items of the asset and liability sections of the consolidated balance sheet. As the assets held for sale are measured at fair value on a nonrecurring basis primarily using unobservable inputs as of the measurement date, they are classified in Level 3 of the fair value hierarchy. The following table summarizes the assets and liabilities held for sale at December 31, 2022:

In millions	December 31, 2022
Assets:
Accounts receivable, net	$227
Inventories	188
Property and equipment, net	244
Deferred income taxes	131
Other	118
Total assets held for sale	$908

Liabilities:
Accounts payable	$86
Accrued expenses	71
Other	71
Total liabilities held for sale	$228
Divestiture of bswift

In November 2022, the Company sold its wholly-owned subsidiary bswift LLC (“bswift”) for approximately $735 million. bswift offers software and services that streamline benefits and human resource administration. The results of this business have historically been recorded within the Health Care Benefits segment. The Company recorded a pre-tax gain on the divestiture of $250 million in the year ended December 31, 2022, which is reflected as a reduction of operating expenses in the Company’s consolidated statement of operations within the Health Care Benefits segment.

Divestiture of PayFlex

In June 2022, the Company sold PayFlex for approximately $775 million. PayFlex provides services to employers, their employees, and their former employees in the areas of tax-advantaged account reimbursement administration (flexible spending, health reimbursement, health savings, transit and parking), Consolidated Omnibus Budget Reconciliation Act (“COBRA”) administration and special-member billing administration. The results of this business have historically been reported within the Health Care Benefits segment. The Company recorded a pre-tax gain on the divestiture of $225 million in the year ended December 31, 2022, which is reflected as a reduction of operating expenses in the Company’s consolidated statement of operations within the Health Care Benefits segment.

Divestiture of Thailand Health Care Business

In March 2022, the Company reached an agreement to sell its international health care business domiciled in Thailand (“Thailand business”), comprised of approximately 266,000 medical members, which was included in the Commercial Business reporting unit within the Health Care Benefits segment. At that time, a portion of the Commercial Business goodwill was specifically allocated to the Thailand business. The net assets of the Thailand business were accounted for as assets held for sale at March 31, 2022. The carrying value of the Thailand business was determined to be greater than its estimated fair value less costs to sell and, accordingly, the Company recorded a $41 million loss on assets held for sale within the Health Care Benefits segment during the first quarter of 2022. The sale of the Thailand business closed in the second quarter of 2022, and the consideration received and ultimate loss on the sale were not material.

Divestiture of Workers’ Compensation Business

On July 31, 2020, the Company sold its Workers’ Compensation business for approximately $850 million. The results of this business were reported within the Health Care Benefits segment. The Company recorded a pre-tax gain on the divestiture of $269 million in the year ended December 31, 2020, which is reflected as a reduction in operating expenses in the Company’s consolidated statement of operations within the Health Care Benefits segment.

International Health Care Benefits Renewal Rights Asset Sale

In May 2022, the Company sold the renewal rights of approximately 200,000 international medical members outside of the Americas, Thailand and India in connection with an Asset Purchase Agreement. As part of this agreement, the Company will introduce and help migrate these existing international medical members to the purchaser upon renewal. The Company expects the migration process to occur between July 2022 and November 2023. The Company ceased writing any new or renewal business for international medical members outside of the Americas during the fourth quarter of 2022. The consideration received related to this agreement was not material.